Related party transactions and balances (Q2)	6 Months Ended
Jan. 31, 2025
Related party transactions and balances [Abstract]
Related party transactions and balances
14.	Related party transactions and balances
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties may be individuals or corporate entities. A transaction is a related party transaction when there is a transfer of resources or obligations between related parties.
At January 31, 2025, the Company had amounts owing and accrued liabilities of $525,398 (July 31, 2024 - $478,072) payable to directors and officers of the Company for salaries, expense reimbursements and professional fees. These amounts are non-interest bearing and have no terms of repayment.
During the six months ended January 31, 2025, the Company accrued wages and management fees of $380,000 and $100,000 (2024 - $323,770 and $84,920), respectively, to officers of the Company.
During the six months ended January 31, 2025, the Company accrued interest of $76,601 (2024 - $1,104) on convertible debentures payable to related parties (Note 9).
During the six months ended January 31, 2025, the Company amended the terms of convertible debentures payable to Focus Impact Partners and Focus Impact Sponsor (Note 9).
During the six months ended January 31, 2025, the Company issued 557,290 common shares with a fair value of $585,155 to Focus Impact Partners in consideration for a strategic consulting agreement (Note 13).
During the year ended July 31, 2024, the Company issued convertible debentures to Devvio and Envviron (Note 9). During the six months ended January 31, 2025, these loans were amended to extend their maturities.
During the year ended July 31, 2024, the Company signed an amended strategic partnership agreement with Devvio (Note 17).